Note 7 - Investment in Mile High Brands (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Investment Income

Six Months Ended June 30, 2016

Sales revenue	31,075
Cost of sales	21,900
Gross margin	9,175

Operating Expenses:
General and administrative	6,844
Total operating expenses	6,844
Income from operations	2,331

Other expense:
Interest expense	(1,275
Total other expense	(1,275

Net income	1,056

Net income attributed to CannaSys, Inc.	518

November 11, 2015 through December 31, 2015

Sales revenue	$7,713
Cost of sales	60
Gross margin	7,653

Operating Expenses:
General and administrative	14,985
Total operating expenses	14,985
Loss from operations	(7,332)

Other expense:
Interest expense	(851)
Total other expense	(851)

Net loss	$(8,183)

Net loss attributed to CannaSys, Inc.	$(4,010)